Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventory	Note 4 — Inventory Inventory consisted of the following:
	September 30, 2022	December 31, 2021
Raw materials	$485,433	$452,583
Finished goods	5,115,765	2,939,961
	$5,601,198	$3,392,544

Note 4 — Inventory

Inventory consisted of the following at December 31:

	2021	2020
Raw materials	$452,583	$54,797
Work in Progress	—	3,629
Finished goods	2,939,961	—
	3,392,544	58,426
Less: allowance for obsolescence	—	—
	$3,392,544	$58,426